Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Loss for the period	$ (13,199)	$ (3,473)
Adjustments for:
Depreciation	1,176	2,348
Depreciation of deferred dry docking costs	856	910
Payment of deferred dry docking costs	(493)	(481)
Provision for staff retirement indemnities	3	(63)
Impairment loss	4,615	0
Loss/(Gain) on derivative financial instruments	1,868	(1,572)
Interest expense and finance costs	2,242	2,278
Interest income	(12)	(9)
Foreign exchange gains, net	4	(2)
Share based payment	20	20
Trade receivables, net	(394)	(302)
Inventories	1,079	228
Prepayments and other assets	(320)	(827)
Trade accounts payable	(720)	(991)
Accrued liabilities and other payables	(694)	54
Deferred revenue	0	64
Net cash used in operating activities	(3,969)	(1,818)
Cash flows from investing activities:
Purchases of office furniture and equipment	0	(13)
Interest received	12	9
Net cash generated from / (used in) investing activities	12	(4)
Cash flows from financing activities:
Proceeds from loans	0	43,700
Repayment of long-term debt	0	(1,830)
Prepayment of long-term debt	(2,240)	(33,833)
Proceeds from issuance of share capital	24,207	0
Proceeds from exercise of Warrants	194	0
Transaction costs on issue of new common shares	(532)	0
Increase in restricted cash	(83)	(809)
Payment of financing costs	0	(880)
Repayment of lease liability	0	(30)
Interest paid	(1,728)	(1,833)
Net cash provided by financing activities	19,818	4,485
Net increase in cash and cash equivalents	15,861	2,663
Cash and cash equivalents at the beginning of the period	2,366	46
Cash and cash equivalents at the end of the period	$ 18,227	$ 2,709